Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Components of Long-Term Debt
Long-term debt consisted of the following:

	March 31, 2014	December 31, 2013

Note payable for research and development equipment. The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months. The note carries a 0% interest, but imputed interest has been accrued based on a 12% discount	256,727	256,727
rate and is reflected as a reduction in the principal.	(65,376)	(71,701)
Note payable for which the principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013. The loan bears interest at 12% per annum and is secured by a subordinated position in all the assets of the Company.	76,311	84,790

	$267,662	$269,816
Less: Amount Due Within One Year	(99,320)	(99,320)

Amount Due After One Year	$168,342	$170,496

Long-term debt consisted of the following at December 31:

	December 31, 2013	December 31, 2012

Note payable to an officer of the Company. The principal was not subject to a fixed repayment schedule, bore interest at 8% per annum and was secured by all of the assets of the Company	$—	$209,208
Note payable to an officer of the Company. The principal and interest was subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013. The loan bore interest at 12% per annum and was secured by a subordinated position in all the assets of the Company.	—	225,719
Note payable for research and development equipment. The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months.	256,727	396,004
The note carries a 0% interest, but imputed interest has been accrued based on a 12% discount rate and is reflected as a reduction in the principal.	(71,701)	(97,003)
Convertible, Senior Secured Term Debt. The principal was to be repaid over 15 months, with equal payments of principal beginning on October 15, 2012. The Company did not make any of the required principal payments and was in default. The loan bore interest at 13.5%, per annum, which was payable monthly on the 15th of each month. The loan was secured by a first security position in all the Intellectual Property assets of the Company and a security interest in all of the other assets of the Company that was subordinate only to the security interest that secures the Company’s working capital loan.
	—	619,122
Long-term secured deferred trade payable for which the principal and interest was subject to a fixed blended repayment schedule of 24 and 36 months, commencing July 15, 2013. The deferred trade payable bears interest at 12% per annum and was secured by a subordinated position in all the assets of the Company.	—	1,320,643
Note payable for which the principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013. The loan bears interest at 12% per annum and is secured by a subordinated position in all the assets of the Company.	84,790	101,748
	$269,816	$2,775,441
Less: Amount Due Within One Year	(99,320)	(1,060,188)
Amount Due After One Year	$170,496	$1,715,253

Aggregate maturities for all long-term borrowings	The aggregate maturities for all long-term borrowings as of March 31, 2014 are as follows:
2014	2015	2016	2017	Thereafter	Total

$99,320	$100,064	$68,278	$—	$—	$267,662

The aggregate maturities reflect future cash principle payments exclusive of non-cash amortization discount for all long-term borrowings as of December 31, 2013 are as follows:

2014	2015	2016	2017	Thereafter	Total

$99,320	$100,064	$70,432	$—	$—	$269,816